Columbia Funds Variable Series Trust II
290 Congress Street
Boston, MA 02210
February 12, 2025
VIA EDGAR
Mr. Mark Cowan
U.S. Securities and Exchange Commission
Division of Investment Management, Disclosure Review Office
100 F Street, N.E.
Washington, D.C. 20549
RE:
Columbia Funds Variable Series Trust II (the Registrant)
Columbia Variable Portfolio – Global Strategic Income Fund
(as of May 1, 2025, expected to be known as Columbia Variable Portfolio – Corporate Bond Fund)

Post-Effective Amendment No. 96
File No. 333-146374 /811-22127
Dear Mr. Cowan:
Enclosed for filing on behalf of the Registrant is Post-Effective Amendment No. 96 to the registration statement of the Registrant on Form N-1A (the Amendment) under Rule 485(a)(1) of the Securities Act of 1933. The purpose of the Amendment is to update the Fund prospectus and Statement of Additional Information (SAI) to reflect applicable changes to the Fund name and principal investment strategies.
Registrant respectfully requests selective review of this Amendment in accordance with SEC Release No. IC-13768 (Feb. 15, 1984). This selective review request is made because all disclosure in the prospectus and SAI other than the changes noted above are identical or substantially similar to that found in prior filings of the Registrant.
No fees are required in connection with the Amendment filing.
If you have any questions, please contact either me at (212) 850-1703 or MaryEllen McLaughlin at (617) 385-9540.
Sincerely,
Joseph D’Alessandro Assistant Secretary Columbia Funds Variable Series Trust II